First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Automobiles — 1.9%
3,295,700	Lucid Group, Inc. (a) (b)	$18,422,963
71,105	Tesla, Inc. (a)	17,791,893
		36,214,856
	Beverages — 2.9%
585,902	Keurig Dr Pepper, Inc.	18,496,926
347,534	Monster Beverage Corp. (a)	18,401,925
108,488	PepsiCo, Inc.	18,382,207
		55,281,058
	Biotechnology — 7.1%
74,833	Amgen, Inc.	20,112,117
76,575	Biogen, Inc. (a)	19,680,541
257,837	Gilead Sciences, Inc.	19,322,305
170,264	Moderna, Inc. (a)	17,586,568
23,695	Regeneron Pharmaceuticals, Inc. (a)	19,500,037
93,621	Seagen, Inc. (a)	19,861,695
55,920	Vertex Pharmaceuticals, Inc. (a)	19,445,621
		135,508,884
	Broadline Retail — 4.8%
138,974	Amazon.com, Inc. (a)	17,666,375
437,848	eBay, Inc.	19,304,718
618,009	JD.com, Inc., ADR	18,002,602
13,969	MercadoLibre, Inc. (a)	17,711,016
196,165	PDD Holdings, Inc., ADR (a)	19,237,902
		91,922,613
	Commercial Services & Supplies — 2.0%
37,878	Cintas Corp.	18,219,697
444,634	Copart, Inc. (a)	19,159,279
		37,378,976
	Communications Equipment — 1.0%
348,154	Cisco Systems, Inc.	18,716,759
	Consumer Staples Distribution & Retail — 3.0%
35,068	Costco Wholesale Corp.	19,812,018
173,658	Dollar Tree, Inc. (a)	18,485,894
870,230	Walgreens Boots Alliance, Inc.	19,353,915
		57,651,827
	Electric Utilities — 3.9%
243,760	American Electric Power Co., Inc.	18,335,627
177,482	Constellation Energy Corp.	19,359,736
468,440	Exelon Corp.	17,702,348
336,563	Xcel Energy, Inc.	19,258,135
		74,655,846
	Energy Equipment & Services — 1.0%
539,561	Baker Hughes Co.	19,057,295
Shares	Description	Value

	Entertainment — 3.0%
161,967	Electronic Arts, Inc.	$19,500,827
49,152	Netflix, Inc. (a)	18,559,795
1,647,849	Warner Bros Discovery, Inc. (a)	17,895,640
		55,956,262
	Financial Services — 0.9%
303,855	PayPal Holdings, Inc. (a)	17,763,363
	Food Products — 2.0%
583,275	Kraft Heinz (The) Co.	19,621,371
271,206	Mondelez International, Inc., Class A	18,821,696
		38,443,067
	Ground Transportation — 2.1%
632,432	CSX Corp.	19,447,284
47,633	Old Dominion Freight Line, Inc.	19,488,566
		38,935,850
	Health Care Equipment & Supplies — 5.0%
58,751	Align Technology, Inc. (a)	17,937,855
202,496	Dexcom, Inc. (a)	18,892,877
293,700	GE HealthCare Technologies, Inc.	19,983,348
43,290	IDEXX Laboratories, Inc. (a)	18,929,418
66,016	Intuitive Surgical, Inc. (a)	19,295,817
		95,039,315
	Hotels, Restaurants & Leisure — 4.0%
136,676	Airbnb, Inc., Class A (a)	18,753,314
6,174	Booking Holdings, Inc. (a)	19,040,307
96,035	Marriott International, Inc., Class A	18,876,640
202,749	Starbucks Corp.	18,504,901
		75,175,162
	Industrial Conglomerates — 1.0%
101,070	Honeywell International, Inc.	18,671,672
	Interactive Media & Services — 2.0%
70,999	Alphabet, Inc., Class A (a)	9,290,929
70,537	Alphabet, Inc., Class C (a)	9,300,304
64,968	Meta Platforms, Inc., Class A (a)	19,504,043
		38,095,276
	IT Services — 1.0%
278,047	Cognizant Technology Solutions Corp., Class A	18,834,904
	Life Sciences Tools & Services — 1.0%
133,497	Illumina, Inc. (a)	18,326,468
	Machinery — 1.0%
228,944	PACCAR, Inc.	19,464,819

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media — 4.1%
43,555	Charter Communications, Inc., Class A (a)	$19,156,360
430,317	Comcast Corp., Class A	19,080,256
4,889,859	Sirius XM Holdings, Inc. (b)	22,102,163
233,995	Trade Desk (The), Inc., Class A (a)	18,286,709
		78,625,488
	Oil, Gas & Consumable Fuels — 1.0%
125,268	Diamondback Energy, Inc.	19,401,508
	Pharmaceuticals — 1.0%
285,785	AstraZeneca PLC, ADR	19,353,360
	Professional Services — 3.0%
79,534	Automatic Data Processing, Inc.	19,134,290
168,238	Paychex, Inc.	19,402,888
79,424	Verisk Analytics, Inc.	18,763,126
		57,300,304
	Real Estate Management & Development — 1.0%
246,595	CoStar Group, Inc. (a)	18,960,690
	Semiconductors & Semiconductor Equipment — 18.3%
192,241	Advanced Micro Devices, Inc. (a)	19,766,220
109,523	Analog Devices, Inc.	19,176,382
141,125	Applied Materials, Inc.	19,538,756
32,699	ASML Holding N.V.	19,248,593
22,909	Broadcom, Inc.	19,027,757
162,182	Enphase Energy, Inc. (a)	19,486,167
335,925	GLOBALFOUNDRIES, Inc. (a) (b)	19,547,476
515,062	Intel Corp.	18,310,454
42,954	KLA Corp.	19,701,282
31,312	Lam Research Corp.	19,625,422
358,057	Marvell Technology, Inc.	19,381,625
251,328	Microchip Technology, Inc.	19,616,150
279,201	Micron Technology, Inc.	18,994,044
44,443	NVIDIA Corp.	19,332,261
98,848	NXP Semiconductors N.V.	19,761,692
209,566	ON Semiconductor Corp. (a)	19,479,160
172,446	QUALCOMM, Inc.	19,151,853
119,977	Texas Instruments, Inc.	19,077,543
		348,222,837
	Software — 15.0%
36,890	Adobe, Inc. (a)	18,810,211
62,792	ANSYS, Inc. (a)	18,683,760
96,097	Atlassian Corp., Class A (a)	19,364,506
91,449	Autodesk, Inc. (a)	18,921,713
Shares	Description	Value

	Software (Continued)
83,350	Cadence Design Systems, Inc. (a)	$19,528,905
117,924	Crowdstrike Holdings, Inc., Class A (a)	19,738,119
206,352	Datadog, Inc., Class A (a)	18,796,604
319,740	Fortinet, Inc. (a)	18,762,343
36,259	Intuit, Inc.	18,526,173
59,083	Microsoft Corp.	18,655,457
81,226	Palo Alto Networks, Inc. (a)	19,042,623
43,172	Synopsys, Inc. (a)	19,814,653
81,003	Workday, Inc., Class A (a)	17,403,495
274,372	Zoom Video Communications, Inc., Class A (a)	19,189,578
124,987	Zscaler, Inc. (a)	19,446,727
		284,684,867
	Specialty Retail — 2.0%
20,974	O’Reilly Automotive, Inc. (a)	19,062,429
165,105	Ross Stores, Inc.	18,648,610
		37,711,039
	Technology Hardware, Storage & Peripherals — 1.0%
111,483	Apple, Inc.	19,087,004
	Textiles, Apparel & Luxury Goods — 1.0%
50,036	Lululemon Athletica, Inc. (a)	19,294,382
	Trading Companies & Distributors — 1.0%
353,323	Fastenal Co.	19,305,569
	Wireless Telecommunication Services — 1.0%
137,466	T-Mobile US, Inc. (a)	19,252,113
	Total Common Stocks	1,902,293,433
	(Cost $1,740,115,193)
MONEY MARKET FUNDS — 0.8%
14,502,305	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.19% (c) (d)	14,502,305
	(Cost $14,502,305)

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.2%
$42,676,540	BNP Paribas S.A., 5.20% (c), dated 09/29/23, due 10/02/23, with a maturity value of $42,695,033. Collateralized by U.S. Treasury Securities, interest rates of 4.00% to 5.44%, due 07/31/24 to 02/15/26. The value of the collateral including accrued interest is $43,525,473. (d)	$42,676,540
	(Cost $42,676,540)

	Total Investments — 103.0%	1,959,472,278
	(Cost $1,797,294,038)
	Net Other Assets and Liabilities — (3.0)%	(57,122,051)
	Net Assets — 100.0%	$1,902,350,227

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $54,918,453 and the total value of the collateral held by the Fund is $57,178,845.

(c)	Rate shown reflects yield as of September 30, 2023.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,902,293,433	$ 1,902,293,433	$ —	$ —
Money Market Funds	14,502,305	14,502,305	—	—
Repurchase Agreements	42,676,540	—	42,676,540	—
Total Investments	$1,959,472,278	$1,916,795,738	$42,676,540	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 2.7%
787,830	PDD Holdings, Inc., ADR (a)	$77,262,488
	Interactive Media & Services — 5.4%
282,470	Alphabet, Inc., Class A (a)	36,964,024
280,789	Alphabet, Inc., Class C (a)	37,022,030
257,582	Meta Platforms, Inc., Class A (a)	77,328,692
		151,314,746
	IT Services — 2.7%
1,103,959	Cognizant Technology Solutions Corp., Class A	74,782,183
	Semiconductors & Semiconductor Equipment — 46.3%
759,127	Advanced Micro Devices, Inc. (a)	78,053,438
435,356	Analog Devices, Inc.	76,226,482
563,295	Applied Materials, Inc.	77,988,193
129,468	ASML Holding N.V.	76,212,633
91,796	Broadcom, Inc.	76,243,921
1,338,329	GLOBALFOUNDRIES, Inc. (a) (b)	77,877,364
2,050,436	Intel Corp.	72,893,000
169,895	KLA Corp.	77,924,041
124,627	Lam Research Corp.	78,112,465
1,423,141	Marvell Technology, Inc.	77,034,622
997,244	Microchip Technology, Inc.	77,834,894
1,108,062	Micron Technology, Inc.	75,381,458
176,504	NVIDIA Corp.	76,777,475
392,938	NXP Semiconductors N.V.	78,556,165
832,625	ON Semiconductor Corp. (a)	77,392,494
686,597	QUALCOMM, Inc.	76,253,463
474,786	Texas Instruments, Inc.	75,495,722
		1,306,257,830
	Software — 40.2%
147,691	Adobe, Inc. (a)	75,307,641
249,667	ANSYS, Inc. (a)	74,288,416
384,799	Atlassian Corp., Class A (a)	77,540,846
362,937	Autodesk, Inc. (a)	75,095,295
330,399	Cadence Design Systems, Inc. (a)	77,412,486
470,349	Crowdstrike Holdings, Inc., Class A (a)	78,727,016
823,596	Datadog, Inc., Class A (a)	75,021,360
1,269,886	Fortinet, Inc. (a)	74,516,910
143,851	Intuit, Inc.	73,499,230
234,306	Microsoft Corp.	73,982,119
323,229	Palo Alto Networks, Inc. (a)	75,777,807
171,214	Synopsys, Inc. (a)	78,582,089
322,399	Workday, Inc., Class A (a)	69,267,425
Shares	Description	Value

	Software (Continued)
1,092,900	Zoom Video Communications, Inc., Class A (a)	$76,437,426
499,442	Zscaler, Inc. (a)	77,708,181
		1,133,164,247
	Technology Hardware, Storage & Peripherals — 2.7%
444,087	Apple, Inc.	76,032,135
	Total Common Stocks	2,818,813,629
	(Cost $2,742,520,174)
MONEY MARKET FUNDS — 0.7%
19,151,524	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.19% (c) (d)	19,151,524
	(Cost $19,151,524)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.0%
$56,357,991	BNP Paribas S.A., 5.20% (c), dated 09/29/23, due 10/02/23, with a maturity value of $56,382,413. Collateralized by U.S. Treasury Securities, interest rates of 4.00% to 5.44%, due 07/31/24 to 02/15/26. The value of the collateral including accrued interest is $57,479,079. (d)	56,357,991
	(Cost $56,357,991)

	Total Investments — 102.7%	2,894,323,144
	(Cost $2,818,029,689)
	Net Other Assets and Liabilities — (2.7)%	(74,869,029)
	Net Assets — 100.0%	$2,819,454,115

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $73,414,599 and the total value of the collateral held by the Fund is $75,509,515.

(c)	Rate shown reflects yield as of September 30, 2023.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,818,813,629	$ 2,818,813,629	$ —	$ —
Money Market Funds	19,151,524	19,151,524	—	—
Repurchase Agreements	56,357,991	—	56,357,991	—
Total Investments	$2,894,323,144	$2,837,965,153	$56,357,991	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Automobiles — 3.0%
460,139	Lucid Group, Inc. (b) (c)	$2,572,177
9,928	Tesla, Inc. (b)	2,484,184
		5,056,361
	Beverages — 4.6%
81,803	Keurig Dr Pepper, Inc.	2,582,521
48,522	Monster Beverage Corp. (b)	2,569,240
15,147	PepsiCo, Inc.	2,566,507
		7,718,268
	Biotechnology — 11.4%
10,448	Amgen, Inc.	2,808,004
10,691	Biogen, Inc. (b)	2,747,694
35,999	Gilead Sciences, Inc.	2,697,765
23,772	Moderna, Inc. (b)	2,455,410
3,308	Regeneron Pharmaceuticals, Inc. (b)	2,722,352
13,071	Seagen, Inc. (b)	2,773,013
7,808	Vertex Pharmaceuticals, Inc. (b)	2,715,154
		18,919,392
	Broadline Retail — 6.1%
19,403	Amazon.com, Inc. (b)	2,466,509
61,132	eBay, Inc.	2,695,310
86,285	JD.com, Inc., ADR	2,513,482
1,950	MercadoLibre, Inc. (b)	2,472,366
		10,147,667
	Commercial Services & Supplies — 3.1%
5,289	Cintas Corp.	2,544,062
62,079	Copart, Inc. (b)	2,674,984
		5,219,046
	Communications Equipment — 1.6%
48,608	Cisco Systems, Inc.	2,613,166
	Consumer Staples Distribution & Retail — 4.8%
4,897	Costco Wholesale Corp.	2,766,609
24,246	Dollar Tree, Inc. (b)	2,580,987
121,500	Walgreens Boots Alliance, Inc.	2,702,160
		8,049,756
	Electric Utilities — 6.3%
34,033	American Electric Power Co., Inc.	2,559,962
24,780	Constellation Energy Corp.	2,703,003
65,403	Exelon Corp.	2,471,579
46,990	Xcel Energy, Inc.	2,688,768
		10,423,312
	Energy Equipment & Services — 1.6%
75,333	Baker Hughes Co.	2,660,762
Shares	Description	Value

	Entertainment — 4.7%
22,613	Electronic Arts, Inc.	$2,722,605
6,863	Netflix, Inc. (b)	2,591,469
230,070	Warner Bros Discovery, Inc. (b)	2,498,560
		7,812,634
	Financial Services — 1.5%
42,423	PayPal Holdings, Inc. (b)	2,480,049
	Food Products — 3.2%
81,436	Kraft Heinz (The) Co.	2,739,507
37,865	Mondelez International, Inc., Class A	2,627,831
		5,367,338
	Ground Transportation — 3.3%
88,299	CSX Corp.	2,715,194
6,651	Old Dominion Freight Line, Inc.	2,721,190
		5,436,384
	Health Care Equipment & Supplies — 8.0%
8,203	Align Technology, Inc. (b)	2,504,540
28,272	Dexcom, Inc. (b)	2,637,778
41,006	GE HealthCare Technologies, Inc.	2,790,048
6,045	IDEXX Laboratories, Inc. (b)	2,643,297
9,217	Intuitive Surgical, Inc. (b)	2,694,037
		13,269,700
	Hotels, Restaurants & Leisure — 6.3%
19,083	Airbnb, Inc., Class A (b)	2,618,378
862	Booking Holdings, Inc. (b)	2,658,365
13,408	Marriott International, Inc., Class A	2,635,477
28,308	Starbucks Corp.	2,583,671
		10,495,891
	Industrial Conglomerates — 1.6%
14,111	Honeywell International, Inc.	2,606,866
	Life Sciences Tools & Services — 1.5%
18,638	Illumina, Inc. (b)	2,558,625
	Machinery — 1.6%
31,964	PACCAR, Inc.	2,717,579
	Media — 6.6%
6,081	Charter Communications, Inc., Class A (b)	2,674,545
60,080	Comcast Corp., Class A	2,663,947
682,712	Sirius XM Holdings, Inc. (c)	3,085,858
32,670	Trade Desk (The), Inc., Class A (b)	2,553,161
		10,977,511

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels — 1.6%
17,489	Diamondback Energy, Inc.	$2,708,696
	Pharmaceuticals — 1.6%
39,901	AstraZeneca PLC, ADR	2,702,096
	Professional Services — 4.8%
11,104	Automatic Data Processing, Inc.	2,671,400
23,489	Paychex, Inc.	2,708,987
11,089	Verisk Analytics, Inc.	2,619,665
		8,000,052
	Real Estate Management & Development — 1.6%
34,429	CoStar Group, Inc. (b)	2,647,246
	Semiconductors & Semiconductor Equipment — 1.6%
22,644	Enphase Energy, Inc. (b)	2,720,677
	Specialty Retail — 3.2%
2,929	O’Reilly Automotive, Inc. (b)	2,662,051
23,052	Ross Stores, Inc.	2,603,723
		5,265,774
	Textiles, Apparel & Luxury Goods — 1.6%
6,986	Lululemon Athletica, Inc. (b)	2,693,871
	Trading Companies & Distributors — 1.6%
49,331	Fastenal Co.	2,695,446
	Wireless Telecommunication Services — 1.6%
19,193	T-Mobile US, Inc. (b)	2,687,980
	Total Common Stocks	166,652,145
	(Cost $160,737,511)
MONEY MARKET FUNDS — 0.9%
1,418,066	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.19% (d) (e)	1,418,066
125,543	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.20% (d)	125,543
	Total Money Market Funds	1,543,609
	(Cost $1,543,609)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.5%
$4,173,004	BNP Paribas S.A., 5.20% (d), dated 09/29/23, due 10/02/23, with a maturity value of $4,174,812. Collateralized by U.S. Treasury Securities, interest rates of 4.00% to 5.44%, due 07/31/24 to 02/15/26. The value of the collateral including accrued interest is $4,256,014. (e)	$4,173,004
	(Cost $4,173,004)

	Total Investments — 103.4%	172,368,758
	(Cost $166,454,124)
	Net Other Assets and Liabilities — (3.4)%	(5,687,610)
	Net Assets — 100.0%	$166,681,148

(a)
The industry allocation is based on Standard & Poor’s Global
Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification
Benchmark (ICB) system, which is maintained by FTSE
International Limited.

(b)	Non-income producing security.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $5,351,590 and the total value of the collateral held by the Fund is $5,591,070.

(d)	Rate shown reflects yield as of September 30, 2023.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 166,652,145	$ 166,652,145	$ —	$ —
Money Market Funds	1,543,609	1,543,609	—	—
Repurchase Agreements	4,173,004	—	4,173,004	—
Total Investments	$172,368,758	$168,195,754	$4,173,004	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobiles — 22.1%
1,278,284	Gogoro, Inc. (a) (b)	$3,349,104
8,701,623	Lucid Group, Inc. (a) (b)	48,642,073
547,330	Polestar Automotive Holding UK PLC, Class A, ADR (a) (b)	1,444,951
4,611,105	Rivian Automotive, Inc., Class A (a)	111,957,629
423,484	Tesla, Inc. (a)	105,964,167
		271,357,924
	Chemicals — 9.0%
550,010	Albemarle Corp.	93,523,701
940,754	Livent Corp. (a)	17,319,281
		110,842,982
	Commercial Services & Supplies — 0.6%
1,023,975	LanzaTech Global, Inc. (a) (b)	4,781,963
932,331	Li-Cycle Holdings Corp. (a) (b)	3,309,775
		8,091,738
	Construction & Engineering — 0.6%
179,028	Ameresco, Inc., Class A (a)	6,903,320
	Electrical Equipment — 18.6%
163,286	Acuity Brands, Inc.	27,809,239
158,535	American Superconductor Corp. (a)	1,196,939
790,799	Array Technologies, Inc. (a)	17,547,830
1,563,606	Ballard Power Systems, Inc. (a) (b)	5,738,434
334,970	Blink Charging Co. (a) (b)	1,025,008
1,096,256	Bloom Energy Corp., Class A (a)	14,536,355
1,849,476	ChargePoint Holdings, Inc. (a) (b)	9,191,896
214,830	EnerSys	20,337,956
701,415	Eos Energy Enterprises, Inc. (a) (b)	1,508,042
814,464	ESS Tech, Inc. (a) (b)	1,531,192
620,346	Fluence Energy, Inc. (a)	14,261,755
618,266	FTC Solar, Inc. (a) (b)	791,380
2,356,357	FuelCell Energy, Inc. (a) (b)	3,016,137
148,494	LSI Industries, Inc.	2,358,085
324,478	NEXTracker, Inc., Class A (a)	13,031,036
3,151,126	Plug Power, Inc. (a) (b)	23,948,558
889,581	Shoals Technologies Group, Inc., Class A (a)	16,234,853
294,896	Sociedad Quimica y Minera de Chile S.A., ADR (b)	17,596,444
815,574	Stem, Inc. (a) (b)	3,458,034
917,073	SunPower Corp. (a) (b)	5,658,340
1,136,882	Sunrun, Inc. (a)	14,279,238
222,833	TPI Composites, Inc. (a)	590,507
Shares	Description	Value

	Electrical Equipment (Continued)
84,542	Ultralife Corp. (a)	$825,130
170,201	Vicor Corp. (a)	10,023,137
906,471	Wallbox N.V. (a) (b)	2,039,560
		228,535,085
	Electronic Equipment, Instruments & Components — 2.8%
197,092	Advanced Energy Industries, Inc.	20,324,127
237,971	Itron, Inc. (a)	14,416,283
		34,740,410
	Independent Power and Renewable Electricity Producers — 9.4%
832,260	Altus Power, Inc. (a)	4,369,365
608,021	Atlantica Sustainable Infrastructure PLC	11,613,201
1,511,526	Brookfield Renewable Partners, L.P. (c)	32,860,575
431,261	Clearway Energy, Inc., Class C	9,125,483
752,019	Montauk Renewables, Inc. (a)	6,850,893
489,090	NextEra Energy Partners, L.P. (c) (d)	14,525,973
315,440	Ormat Technologies, Inc.	22,055,565
1,333,139	ReNew Energy Global PLC, Class A (a)	7,238,945
635,982	Sunnova Energy International, Inc. (a) (b)	6,658,731
		115,298,731
	Machinery — 0.4%
1,184,000	Lion Electric (The) Co. (a) (b)	2,261,440
1,619,660	Microvast Holdings, Inc. (a) (b)	3,061,157
		5,322,597
	Metals & Mining — 1.4%
929,936	MP Materials Corp. (a)	17,761,778
	Mortgage REITs — 1.0%
561,501	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	11,903,821
	Oil, Gas & Consumable Fuels — 0.5%
1,167,161	Clean Energy Fuels Corp. (a)	4,470,227
1,242,723	Gevo, Inc. (a) (b)	1,478,840
		5,949,067
	Semiconductors & Semiconductor Equipment — 33.1%
1,006,699	Allegro MicroSystems, Inc. (a)	32,153,966
431,883	Enphase Energy, Inc. (a)	51,890,742
523,880	First Solar, Inc. (a)	84,653,769

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
275,590	Maxeon Solar Technologies Ltd. (a) (b)	$3,194,088
909,365	Navitas Semiconductor Corp. (a)	6,320,087
1,110,018	ON Semiconductor Corp. (a)	103,176,173
300,435	Power Integrations, Inc.	22,926,195
295,965	SolarEdge Technologies, Inc. (a)	38,330,427
247,763	Universal Display Corp.	38,896,313
655,645	Wolfspeed, Inc. (a)	24,980,075
		406,521,835
	Specialty Retail — 0.4%
1,398,393	Allego N.V. (a) (b)	3,104,433
541,195	EVgo, Inc. (a) (b)	1,829,239
		4,933,672
	Total Common Stocks	1,228,162,960
	(Cost $1,793,268,382)
MONEY MARKET FUNDS — 2.9%
35,488,172	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.19% (e) (f)	35,488,172
	(Cost $35,488,172)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 8.5%
$104,432,531	BNP Paribas S.A., 5.20% (e), dated 09/29/23, due 10/02/23, with a maturity value of $104,477,785. Collateralized by U.S. Treasury Securities, interest rates of 4.00% to 5.44%, due 07/31/24 to 02/15/26. The value of the collateral including accrued interest is $106,509,929. (f)	104,432,531
	(Cost $104,432,531)

	Total Investments — 111.3%	1,368,083,663
	(Cost $1,933,189,085)
	Net Other Assets and Liabilities — (11.3)%	(139,417,833)
	Net Assets — 100.0%	$1,228,665,830

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $137,006,504 and the total value
of the collateral held by the Fund is $139,920,703.

(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of September 30, 2023.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,228,162,960	$ 1,228,162,960	$ —	$ —
Money Market Funds	35,488,172	35,488,172	—	—
Repurchase Agreements	104,432,531	—	104,432,531	—
Total Investments	$1,368,083,663	$1,263,651,132	$104,432,531	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Data Center REITs — 11.2%
37,261	Digital Realty Trust, Inc.	$4,509,326
11,517	Equinix, Inc.	8,364,337
		12,873,663
	Diversified REITs — 2.7%
8,940	Alexander & Baldwin, Inc.	149,566
1,566	Alpine Income Property Trust, Inc.	25,620
5,980	American Assets Trust, Inc.	116,311
8,329	Armada Hoffler Properties, Inc.	85,289
23,052	Broadstone Net Lease, Inc.	329,644
2,476	CTO Realty Growth, Inc.	40,136
15,964	Empire State Realty Trust, Inc., Class A	128,351
19,203	Essential Properties Realty Trust, Inc.	415,361
4,903	Gladstone Commercial Corp.	59,620
23,922	Global Net Lease, Inc.	229,890
3,963	NexPoint Diversified Real Estate Trust	34,518
1,958	One Liberty Properties, Inc.	36,947
1,485	Star Holdings (a)	18,592
26,333	W.P. Carey, Inc.	1,424,089
		3,093,934
	Health Care REITs — 10.8%
12,245	CareTrust REIT, Inc.	251,022
3,028	Community Healthcare Trust, Inc.	89,932
26,450	Diversified Healthcare Trust	51,313
7,553	Global Medical REIT, Inc.	67,750
46,881	Healthcare Realty Trust, Inc.	715,873
67,338	Healthpeak Properties, Inc.	1,236,326
5,097	LTC Properties, Inc.	163,767
73,658	Medical Properties Trust, Inc.	401,436
5,343	National Health Investors, Inc.	274,416
30,142	Omega Healthcare Investors, Inc.	999,509
29,352	Physicians Realty Trust	357,801
28,461	Sabra Health Care REIT, Inc.	396,746
1,558	Universal Health Realty Income Trust	62,990
49,529	Ventas, Inc.	2,086,657
63,851	Welltower, Inc.	5,230,674
		12,386,212
	Hotel & Resort REITs — 3.6%
26,192	Apple Hospitality REIT, Inc.	401,785
3,973	Ashford Hospitality Trust, Inc. (a)	9,495
6,714	Braemar Hotels & Resorts, Inc.	18,598
5,988	Chatham Lodging Trust	57,305
25,803	DiamondRock Hospitality Co.	207,198
Shares	Description	Value

	Hotel & Resort REITs (Continued)
4,079	Hersha Hospitality Trust, Class A	$40,219
87,593	Host Hotels & Resorts, Inc.	1,407,620
26,555	Park Hotels & Resorts, Inc.	327,158
14,833	Pebblebrook Hotel Trust	201,581
19,385	RLJ Lodging Trust	189,779
7,349	Ryman Hospitality Properties, Inc.	612,025
20,367	Service Properties Trust	156,622
13,185	Summit Hotel Properties, Inc.	76,473
25,503	Sunstone Hotel Investors, Inc.	238,453
13,203	Xenia Hotels & Resorts, Inc.	155,531
		4,099,842
	Industrial REITs — 16.4%
31,270	Americold Realty Trust, Inc.	950,921
5,588	EastGroup Properties, Inc.	930,570
16,279	First Industrial Realty Trust, Inc.	774,717
7,248	Industrial Logistics Properties Trust	20,947
3,451	Innovative Industrial Properties, Inc.	261,103
36,017	LXP Industrial Trust	320,551
4,412	Plymouth Industrial REIT, Inc.	92,431
113,720	Prologis, Inc.	12,760,521
25,411	Rexford Industrial Realty, Inc.	1,254,033
22,115	STAG Industrial, Inc.	763,189
10,329	Terreno Realty Corp.	586,687
		18,715,670
	Multi-Family Residential REITs — 11.5%
18,368	Apartment Income REIT Corp.	563,898
16,751	Apartment Investment and Management Co., Class A (a)	113,907
17,481	AvalonBay Communities, Inc.	3,002,187
1,434	BRT Apartments Corp.	24,765
13,143	Camden Property Trust	1,243,065
1,840	Centerspace	110,878
1,575	Clipper Realty, Inc.	8,159
10,810	Elme Communities	147,448
42,457	Equity Residential	2,492,650
7,900	Essex Property Trust, Inc.	1,675,511
27,624	Independence Realty Trust, Inc.	388,670
14,362	Mid-America Apartment Communities, Inc.	1,847,671
2,813	NexPoint Residential Trust, Inc.	90,522
37,312	UDR, Inc.	1,330,919
9,859	Veris Residential, Inc.	162,674
		13,202,924

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs — 5.7%
19,169	Alexandria Real Estate Equities, Inc.	$1,918,817
17,764	Boston Properties, Inc.	1,056,603
21,184	Brandywine Realty Trust	96,175
4,895	City Office REIT, Inc.	20,804
13,852	COPT Defense Properties	330,093
18,682	Cousins Properties, Inc.	380,552
20,524	Douglas Emmett, Inc.	261,886
11,499	Easterly Government Properties, Inc.	131,434
13,507	Equity Commonwealth	248,124
11,282	Franklin Street Properties Corp.	20,872
13,008	Highwoods Properties, Inc.	268,095
15,613	Hudson Pacific Properties, Inc.	103,826
11,587	JBG SMITH Properties	167,548
13,126	Kilroy Realty Corp.	414,913
5,954	Office Properties Income Trust	24,411
6,950	Orion Office REIT, Inc.	36,210
20,329	Paramount Group, Inc.	93,920
4,410	Peakstone Realty Trust	73,382
15,226	Piedmont Office Realty Trust, Inc., Class A	85,570
2,350	Postal Realty Trust, Inc., Class A	31,725
7,926	SL Green Realty Corp.	295,640
19,702	Vornado Realty Trust	446,841
		6,507,441
	Other Specialized REITs — 7.2%
9,272	EPR Properties	385,159
5,448	Farmland Partners, Inc.	55,896
11,148	Four Corners Property Trust, Inc.	247,374
32,329	Gaming and Leisure Properties, Inc.	1,472,586
4,085	Gladstone Land Corp.	58,130
35,925	Iron Mountain, Inc.	2,135,741
5,511	Safehold, Inc.	98,096
29,381	Uniti Group, Inc.	138,678
124,745	VICI Properties, Inc.	3,630,080
		8,221,740
	Retail REITs — 15.9%
11,717	Acadia Realty Trust	168,139
11,850	Agree Realty Corp.	654,594
264	Alexander’s, Inc.	48,109
37,001	Brixmor Property Group, Inc.	768,881
3,026	CBL & Associates Properties, Inc.	63,485
9,031	Federal Realty Investment Trust	818,479
5,657	Getty Realty Corp.	156,869
8,313	InvenTrust Properties Corp.	197,933
76,303	Kimco Realty Corp.	1,342,170
Shares	Description	Value

	Retail REITs (Continued)
27,003	Kite Realty Group Trust	$578,404
26,496	Macerich (The) Co.	289,071
8,246	NETSTREIT Corp.	128,473
22,453	NNN REIT, Inc.	793,489
14,451	Phillips Edison & Co., Inc.	484,687
87,246	Realty Income Corp.	4,357,065
20,226	Regency Centers Corp.	1,202,233
15,510	Retail Opportunity Investments Corp.	192,014
9,826	RPT Realty	103,763
1,584	Saul Centers, Inc.	55,868
40,275	Simon Property Group, Inc.	4,350,908
22,154	SITE Centers Corp.	273,159
17,397	Spirit Realty Capital, Inc.	583,321
12,947	Tanger Factory Outlet Centers, Inc.	292,602
14,481	Urban Edge Properties	220,980
5,765	Whitestone REIT	55,517
		18,180,213
	Self-Storage REITs — 8.5%
27,672	CubeSmart	1,055,133
26,006	Extra Space Storage, Inc.	3,161,819
10,216	National Storage Affiliates Trust	324,256
19,479	Public Storage	5,133,106
		9,674,314
	Single-Family Residential REITs — 6.1%
39,143	American Homes 4 Rent, Class A	1,318,728
22,929	Equity LifeStyle Properties, Inc.	1,460,806
70,807	Invitation Homes, Inc.	2,243,874
15,315	Sun Communities, Inc.	1,812,377
7,298	UMH Properties, Inc.	102,318
		6,938,103
	Total Common Stocks	113,894,056
	(Cost $159,177,963)
MONEY MARKET FUNDS — 0.1%
59,926	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.20% (b)	59,926
	(Cost $59,926)

	Total Investments — 99.7%	113,953,982
	(Cost $159,237,889)
	Net Other Assets and Liabilities — 0.3%	392,863
	Net Assets — 100.0%	$114,346,845

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2023.

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 113,894,056	$ 113,894,056	$ —	$ —
Money Market Funds	59,926	59,926	—	—
Total Investments	$113,953,982	$113,953,982	$—	$—

*	See Portfolio of Investments for sub-industry breakout.

First Trust Water ETF (FIW)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Beverages — 1.2%
1,183,282	Primo Water Corp.	$16,329,292
	Building Products — 8.9%
697,369	A.O. Smith Corp.	46,117,012
394,502	Advanced Drainage Systems, Inc.	44,906,162
975,388	Zurn Elkay Water Solutions Corp.	27,330,372
		118,353,546
	Chemicals — 4.0%
314,357	Ecolab, Inc.	53,252,076
	Commercial Services & Supplies — 3.1%
275,415	Tetra Tech, Inc.	41,871,342
	Construction & Engineering — 9.8%
576,174	AECOM	47,845,489
648,458	Stantec, Inc.	42,065,471
170,954	Valmont Industries, Inc.	41,064,860
		130,975,820
	Electronic Equipment, Instruments & Components — 3.8%
173,959	Badger Meter, Inc.	25,027,481
422,320	Itron, Inc. (a)	25,584,146
		50,611,627
	Health Care Equipment & Supplies — 3.7%
112,986	IDEXX Laboratories, Inc. (a)	49,405,388
	Life Sciences Tools & Services — 12.2%
477,261	Agilent Technologies, Inc.	53,367,325
218,045	Danaher Corp.	54,096,965
205,776	Waters Corp. (a)	56,425,837
		163,890,127
	Machinery — 23.0%
664,344	Energy Recovery, Inc. (a)	14,090,736
730,123	Flowserve Corp.	29,036,992
298,739	Franklin Electric Co., Inc.	26,656,481
255,222	IDEX Corp.	53,091,281
145,502	Lindsay Corp.	17,122,675
374,431	Mueller Industries, Inc.	28,142,234
1,278,816	Mueller Water Products, Inc., Class A	16,215,387
719,603	Pentair PLC	46,594,294
153,048	Watts Water Technologies, Inc., Class A	26,449,755
558,064	Xylem, Inc.	50,800,566
		308,200,401
Shares	Description	Value

	Multi-Utilities — 1.7%
3,821,563	Algonquin Power & Utilities Corp. (b)	$22,623,653
	Software — 4.2%
115,781	Roper Technologies, Inc.	56,070,423
	Trading Companies & Distributors — 7.2%
1,319,627	Core & Main, Inc., Class A (a)	38,071,239
357,651	Ferguson PLC	58,822,860
		96,894,099
	Water Utilities — 17.2%
343,083	American States Water Co.	26,993,770
416,476	American Water Works Co., Inc.	51,572,223
574,946	California Water Service Group	27,200,695
3,735,908	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	45,279,205
1,370,170	Essential Utilities, Inc.	47,037,936
239,928	Middlesex Water Co.	15,895,230
274,587	SJW Group	16,505,425
		230,484,484
	Total Common Stocks	1,338,962,278
	(Cost $1,266,198,488)
MONEY MARKET FUNDS — 0.1%
195,148	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.19% (c) (d)	195,148
716,975	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.20% (c)	716,975
	Total Money Market Funds	912,123
	(Cost $912,123)

First Trust Water ETF (FIW)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$574,272	BNP Paribas S.A., 5.20% (c), dated 09/29/23, due 10/02/23, with a maturity value of $574,520. Collateralized by U.S. Treasury Securities, interest rates of 4.00% to 5.44%, due 07/31/24 to 02/15/26. The value of the collateral including accrued interest is $585,695. (d)	$574,272
	(Cost $574,272)

	Total Investments — 100.1%	1,340,448,673
	(Cost $1,267,684,883)
	Net Other Assets and Liabilities — (0.1)%	(852,348)
	Net Assets — 100.0%	$1,339,596,325

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $734,672 and the total value of the collateral held by the Fund is $769,420.

(c)	Rate shown reflects yield as of September 30, 2023.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,338,962,278	$ 1,338,962,278	$ —	$ —
Money Market Funds	912,123	912,123	—	—
Repurchase Agreements	574,272	—	574,272	—
Total Investments	$1,340,448,673	$1,339,874,401	$574,272	$—

*	See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Gas Utilities — 1.9%
196,402	National Fuel Gas Co.	$10,195,228
	Oil, Gas & Consumable Fuels — 97.9%
64,552	Amplify Energy Corp. (a)	474,457
503,508	Antero Resources Corp. (a)	12,779,033
365,945	APA Corp.	15,040,340
1,555,961	Baytex Energy Corp.	6,861,788
215,236	Callon Petroleum Co. (a)	8,420,032
167,514	Chesapeake Energy Corp.	14,444,732
78,424	Chord Energy Corp.	12,710,178
133,506	Civitas Resources, Inc.	10,796,630
434,463	CNX Resources Corp. (a)	9,810,175
550,973	Comstock Resources, Inc.	6,077,232
170,251	ConocoPhillips	20,396,070
584,077	Coterra Energy, Inc.	15,799,283
278,773	Crescent Energy, Inc., Class A (b)	3,523,691
1,129,932	Crescent Point Energy Corp.	9,378,436
363,595	Devon Energy Corp.	17,343,481
116,824	Diamondback Energy, Inc.	18,093,701
468,819	Enerplus Corp.	8,265,279
154,274	EOG Resources, Inc.	19,555,772
390,730	EQT Corp.	15,855,823
149,711	Evolution Petroleum Corp.	1,024,023
46,513	Gulfport Energy Corp. (a)	5,519,233
117,502	Hess Corp.	17,977,806
849,538	Hess Midstream, L.P., Class A (c) (d)	24,747,042
1,043,862	Kosmos Energy Ltd. (a)	8,538,791
444,404	Magnolia Oil & Gas Corp., Class A	10,181,296
656,909	Marathon Oil Corp.	17,572,316
212,755	Matador Resources Co.	12,654,667
288,276	Murphy Oil Corp.	13,073,317
211,951	Northern Oil and Gas, Inc.	8,526,789
238,522	Obsidian Energy Ltd. (a) (b)	1,960,651
309,294	Occidental Petroleum Corp.	20,066,995
332,640	Ovintiv, Inc.	15,823,685
833,649	Permian Resources Corp.	11,637,740
79,850	Pioneer Natural Resources Co.	18,329,567
443,306	Range Resources Corp.	14,367,547
25,212	Riley Exploration Permian, Inc.	801,489
1,116,889	Ring Energy, Inc. (a) (b)	2,177,934
184,822	SandRidge Energy, Inc.	2,894,313
78,949	SilverBow Resources, Inc. (a)	2,824,006
269,416	SM Energy Co.	10,682,344
2,241,687	Southwestern Energy Co. (a)	14,458,881
416,790	Talos Energy, Inc. (a)	6,852,028
4,146,452	Tellurian, Inc. (a) (b)	4,809,884
406,224	Vermilion Energy, Inc.	5,938,995
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
84,031	Vital Energy, Inc. (a)	$4,656,998
181,662	Vitesse Energy, Inc.	4,158,243
620,860	W&T Offshore, Inc. (a)	2,719,367
919,880	Western Midstream Partners, L.P. (d)	25,048,332
512,704	Woodside Energy Group Ltd., ADR (b)	11,940,876
		527,591,288
	Total Common Stocks	537,786,516
	(Cost $529,630,192)
MONEY MARKET FUNDS — 0.7%
2,546,689	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.19% (e) (f)	2,546,689
1,084,168	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.20% (e)	1,084,168
	Total Money Market Funds	3,630,857
	(Cost $3,630,857)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.4%
$7,494,250	BNP Paribas S.A., 5.20% (e), dated 09/29/23, due 10/02/23, with a maturity value of $7,497,497. Collateralized by U.S. Treasury Securities, interest rates of 4.00% to 5.44%, due 07/31/24 to 02/15/26. The value of the collateral including accrued interest is $7,643,327. (f)	7,494,250
	(Cost $7,494,250)

	Total Investments — 101.9%	548,911,623
	(Cost $540,755,299)
	Net Other Assets and Liabilities — (1.9)%	(10,158,371)
	Net Assets — 100.0%	$538,753,252

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $9,642,737 and the total value of the collateral held by the Fund is $10,040,939.

First Trust Natural Gas ETF (FCG)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of September 30, 2023.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 537,786,516	$ 537,786,516	$ —	$ —
Money Market Funds	3,630,857	3,630,857	—	—
Repurchase Agreements	7,494,250	—	7,494,250	—
Total Investments	$548,911,623	$541,417,373	$7,494,250	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 96.6%
8,447	1st Source Corp.	$355,534
10,420	Amalgamated Financial Corp.	179,432
3,635	American National Bankshares, Inc.	137,912
23,654	Ameris Bancorp	908,077
5,833	Arrow Financial Corp.	99,278
11,270	BancFirst Corp.	977,447
18,572	Bancorp (The), Inc. (a)	640,734
3,554	Bank First Corp. (b)	274,191
5,515	Bank of Marin Bancorp	100,814
38,709	Bank OZK	1,434,943
11,751	Banner Corp.	498,007
8,679	Blue Foundry Bancorp (a)	72,643
22,707	BOK Financial Corp.	1,816,106
9,571	Bridgewater Bancshares, Inc. (a)	90,733
30,335	Brookline Bancorp, Inc.	276,352
8,671	Business First Bancshares, Inc.	162,668
2,684	Cambridge Bancorp	167,186
4,979	Camden National Corp.	140,507
5,814	Capital City Bank Group, Inc.	173,432
46,593	Capitol Federal Financial, Inc.	222,249
7,124	Capstar Financial Holdings, Inc.	101,090
7,982	Carter Bankshares, Inc. (a)	100,014
24,826	Cathay General Bancorp	862,952
5,220	Citizens & Northern Corp.	91,611
1,610	Citizens Financial Services, Inc.	77,151
5,134	City Holding Co.	463,857
5,388	Civista Bancshares, Inc.	83,514
7,183	CNB Financial Corp.	130,084
4,551	Coastal Financial Corp. (a)	195,283
71,358	Columbia Banking System, Inc.	1,448,567
36,051	Columbia Financial, Inc. (a)	566,361
42,664	Commerce Bancshares, Inc.	2,047,019
6,156	Community Trust Bancorp, Inc.	210,905
13,322	ConnectOne Bancorp, Inc.	237,531
16,864	CrossFirst Bankshares, Inc. (a)	170,158
47,674	CVB Financial Corp.	789,958
13,284	Dime Community Bancshares, Inc.	265,149
10,232	Eagle Bancorp, Inc.	219,476
4,189	Enterprise Bancorp, Inc.	114,695
12,790	Enterprise Financial Services Corp.	479,625
2,806	Esquire Financial Holdings, Inc.	128,206
12,826	Farmers National Banc Corp.	148,269
5,269	Financial Institutions, Inc.	88,677
14,056	First Bancorp	395,536
10,639	First Bancshares (The), Inc.	286,934
18,914	First Busey Corp.	363,527
Shares	Description	Value

	Banks (Continued)
2,845	First Business Financial Services, Inc.	$85,378
6,428	First Community Bankshares, Inc.	189,305
32,545	First Financial Bancorp	637,882
48,836	First Financial Bankshares, Inc.	1,226,760
4,097	First Financial Corp.	138,520
43,660	First Hawaiian, Inc.	788,063
35,930	First Interstate BancSystem, Inc., Class A	896,094
20,434	First Merchants Corp.	568,474
8,153	First Mid Bancshares, Inc.	216,544
7,723	First of Long Island (The) Corp.	88,892
5,904	Five Star Bancorp	118,434
9,909	Flushing Financial Corp.	130,105
2,653	FS Bancorp, Inc.	78,264
56,120	Fulton Financial Corp.	679,613
10,118	German American Bancorp, Inc.	274,097
4,090	Great Southern Bancorp, Inc.	195,993
29,466	Hancock Whitney Corp.	1,089,947
10,427	Hanmi Financial Corp.	169,230
15,925	HarborOne Bancorp, Inc.	151,606
10,895	HBT Financial, Inc.	198,725
14,592	Heartland Financial USA, Inc.	429,443
20,901	Heritage Commerce Corp.	177,031
11,991	Heritage Financial Corp.	195,573
736	Hingham Institution for Savings	137,448
5,943	HomeTrust Bancshares, Inc.	128,785
41,062	Hope Bancorp, Inc.	363,399
15,092	Horizon Bancorp, Inc.	161,183
15,100	Independent Bank Corp.	741,259
7,166	Independent Bank Corp.	131,424
14,125	Independent Bank Group, Inc.	558,644
21,229	International Bancshares Corp.	920,065
22,312	Kearny Financial Corp.	154,622
8,702	Lakeland Financial Corp.	412,997
11,732	Macatawa Bank Corp.	105,119
5,480	Mercantile Bank Corp.	169,387
8,649	Metrocity Bankshares, Inc.	170,212
5,670	Mid Penn Bancorp, Inc.	114,137
7,457	Midland States Bancorp, Inc.	153,167
5,366	MidWestOne Financial Group, Inc.	109,091
4,352	MVB Financial Corp.	98,268
16,110	NBT Bancorp, Inc.	510,526
2,624	Northeast Bank	115,718
5,121	Northeast Community Bancorp, Inc.	75,586
15,391	Northfield Bancorp, Inc.	145,445
1,912	Northrim BanCorp, Inc.	75,753
43,484	Northwest Bancshares, Inc.	444,841
20,330	OceanFirst Financial Corp.	294,175

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
15,285	Old Second Bancorp, Inc.	$208,029
32,811	Pacific Premier Bancorp, Inc.	713,967
40,557	PacWest Bancorp (b)	320,806
8,973	Pathward Financial, Inc.	413,566
4,908	PCB Bancorp	75,829
6,120	Peapack-Gladstone Financial Corp.	156,978
12,102	Peoples Bancorp, Inc.	307,149
26,261	Pinnacle Financial Partners, Inc.	1,760,537
4,771	Preferred Bank	296,995
12,224	Premier Financial Corp.	208,541
5,719	QCR Holdings, Inc.	277,486
19,206	Renasant Corp.	503,005
5,948	Republic Bancorp, Inc., Class A	262,009
13,084	S&T Bancorp, Inc.	354,315
15,349	Sandy Spring Bancorp, Inc.	328,929
29,110	Seacoast Banking Corp. of Florida	639,256
11,332	Shore Bancshares, Inc.	119,213
5,067	Sierra Bancorp	96,070
43,198	Simmons First National Corp., Class A	732,638
5,817	SmartFinancial, Inc.	124,309
5,786	South Plains Financial, Inc.	152,982
3,876	Southern Missouri Bancorp, Inc.	149,962
10,446	Southside Bancshares, Inc.	299,800
26,004	SouthState Corp.	1,751,629
10,032	Stock Yards Bancorp, Inc.	394,157
16,423	Texas Capital Bancshares, Inc. (a)	967,315
4,655	Third Coast Bancshares, Inc. (a)	79,600
25,619	TowneBank	587,444
11,381	TriCo Bancshares	364,533
7,963	Triumph Financial, Inc. (a)	515,923
6,509	TrustCo Bank Corp.	177,631
20,894	Trustmark Corp.	454,027
16,600	UMB Financial Corp.	1,030,030
46,165	United Bankshares, Inc.	1,273,692
40,664	United Community Banks, Inc.	1,033,272
3,467	Unity Bancorp, Inc.	81,232
10,083	Univest Financial Corp.	175,243
18,579	Veritex Holdings, Inc.	333,493
22,146	Washington Federal, Inc.	567,381
5,823	Washington Trust Bancorp, Inc.	153,320
20,307	WesBanco, Inc.	495,897
5,722	West BanCorp, Inc.	93,326
9,118	Westamerica BanCorp	394,353
20,943	Wintrust Financial Corp.	1,581,196
20,890	WSFS Financial Corp.	762,485
		55,579,168
Shares	Description	Value

	Financial Services — 3.3%
4,676	Cass Information Systems, Inc.	$174,181
14,793	Merchants Bancorp	410,062
8,441	NewtekOne, Inc. (b)	124,505
95,909	TFS Financial Corp.	1,133,644
7,287	Waterstone Financial, Inc.	79,793
		1,922,185
	Total Common Stocks	57,501,353
	(Cost $87,151,266)
MONEY MARKET FUNDS — 0.3%
176,447	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.19% (c) (d)	176,447
	(Cost $176,447)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.9%
$519,238	BNP Paribas S.A., 5.20% (c), dated 09/29/23, due 10/02/23, with a maturity value of $519,463. Collateralized by U.S. Treasury Securities, interest rates of 4.00% to 5.44%, due 07/31/24 to 02/15/26. The value of the collateral including accrued interest is $529,567. (d)	519,238
	(Cost $519,238)

	Total Investments — 101.1%	58,197,038
	(Cost $87,846,951)
	Net Other Assets and Liabilities — (1.1)%	(626,461)
	Net Assets — 100.0%	$57,570,577

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $687,832 and the total value of the collateral held by the Fund is $695,685.

(c)	Rate shown reflects yield as of September 30, 2023.
(d)	This security serves as collateral for securities on loan.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 57,501,353	$ 57,501,353	$ —	$ —
Money Market Funds	176,447	176,447	—	—
Repurchase Agreements	519,238	—	519,238	—
Total Investments	$58,197,038	$57,677,800	$519,238	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
September 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100 Equal WeightedTM Index, Nasdaq-100 Technology SectorTM Index, Nasdaq-100 Ex-Tech SectorTM Index, Nasdaq® Clean Edge® Green EnergyTM Index, ISE Clean Edge WaterTM Index, ISE-Revere Natural GasTM Index and Nasdaq OMX® ABA Community BankTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.